LONG TERM DEBT - Summary of Long Term Debt (Details) CAD in Millions		3 Months Ended		12 Months Ended
	Mar. 30, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	[2]	Dec. 31, 2016 CAD	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD		Dec. 31, 2017 USD ($)	Oct. 12, 2017 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt						CAD 537.0		CAD 0.0	[1]
Non-current portion of long term debt						1,023.7		610.5	[1]
Total long term debt						1,560.7		610.5
Early repayment of borrowings			$ 115,400,000	CAD 937.2		104.0
U.S. dollar denominated term notes
Disclosure of detailed information about borrowings [line items]
Total long term debt						1,496.0		460.4
400 million at 6.35 percent due July 26, 2017
Disclosure of detailed information about borrowings [line items]
Face value | $										$ 400,000,000.0		$ 400,000,000
Total long term debt						537.0		0.0
Early repayment of borrowings	CAD 1,000.0
265 million at 6.98 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Face value | $										265,000,000
Total long term debt						355.6		0.0			$ 0
35 million at 5.49 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Face value | $										35,000,000
Total long term debt						46.9		35.3
Balance outstanding | $										28,100,000
Early repayment of borrowings | $			6,900,000
115.5 million at 7.98 percent due May 11, 2020
Disclosure of detailed information about borrowings [line items]
Face value | $										115,500,000.0
Total long term debt						154.8		118.3
Balance outstanding | $										94,100,000
Early repayment of borrowings | $			21,400,000
105 million at 6.07 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Face value | $										105,000,000
Total long term debt						140.6		107.1
Balance outstanding | $										85,200,000
Early repayment of borrowings | $			19,800,000
195 million at 6.17 percent due October 18, 2024
Disclosure of detailed information about borrowings [line items]
Face value | $										195,000,000
Total long term debt						261.1		199.7
Balance outstanding | $										158,900,000
Early repayment of borrowings | $			$ 36,100,000
15 million at 5.45 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Face value | £							£ 15,000,000
Total long term debt						24.8		20.6
Balance outstanding | £							£ 12,100,000
Early repayment of borrowings		CAD 2.9
Cdn dollar term notes
Disclosure of detailed information about borrowings [line items]
Total long term debt						39.9		20.5
15 million at 6.61 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Face value | $										15,000,000
Total long term debt						15.0		0.0
25 million at 6.74 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Face value | $										$ 25,000,000
Total long term debt						24.9		20.5
Balance outstanding								20.5
Early repayment of borrowings		CAD 4.5
Canadian dollar term Credit Facility borrowings
Disclosure of detailed information about borrowings [line items]
Total long term debt						CAD 0.0		CAD 109.0
Fixed interest rate | 400 million at 6.35 percent due July 26, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate							6.35%	6.35%		6.35%
Fixed interest rate | 265 million at 6.98 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate							6.98%	6.98%		6.98%
Fixed interest rate | 35 million at 5.49 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate							5.49%	5.49%		5.49%
Fixed interest rate | 115.5 million at 7.98 percent due May 11, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate							7.98%	7.98%		7.98%
Fixed interest rate | 105 million at 6.07 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate							6.07%	6.07%		6.07%
Fixed interest rate | 195 million at 6.17 percent due October 18, 2024
Disclosure of detailed information about borrowings [line items]
Interest rate							6.17%	6.17%		6.17%
Fixed interest rate | 15 million at 5.45 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate							5.45%	5.45%		5.45%
Fixed interest rate | 15 million at 6.61 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate							6.61%	6.61%		6.61%
Fixed interest rate | 25 million at 6.74 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate							6.74%	6.74%		6.74%

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.